PROFIT (LOSS) PER SHARE	9 Months Ended
Dec. 31, 2020
PROFIT (LOSS) PER SHARE
PROFIT (LOSS) PER SHARE

15. PROFIT (LOSS) PER SHARE

	Three months		Three months	Nine months		Nine months
	ended		ended	ended		ended
	Dec. 31,		Dec. 31,	Dec. 31,		Dec. 31,
	2020		2019	2020		2019
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations	$(52,327)		$20,601	$(20,385)		$(160,022)
Earnings (loss) available to shareholders	(47,539)		26,894	(19,755)		(168,727)
Basic weighted average shares outstanding	48,043,495		9,881,771	26,355,407		9,844,806
Basic earnings (loss) per share from continuing operations	(1.09)		2.08	(0.77)		(16.25)
Basic earnings (loss) per share available to shareholders	$(0.99)		$2.72	$(0.75)		$(17.13)

DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations	$(52,327)		$20,601	$(20,385)		$(160,022)
Adjusted earnings (loss) from continuing operations available to shareholders	$(47,539)		$26,894	$(19,755)		$(168,727)
Basic weighted average shares outstanding	48,043,495		9,881,771	26,355,407		9,844,806
Dilutive effect of:
Restricted share grants	3,253		76,896	44,370		118,358
Deferred share grants	187		5,618	4,296		8,163
Restricted share units	17,053		—	5,643		—
Deferred share units	164,579		—	55,059		—
Options	572,283		—	192,153		—
Shares outstanding on a diluted basis	48,800,850	[1]	9,964,285	26,656,928	[1]	9,971,327	[1]
Diluted earnings (loss) from continuing operations per share available to shareholders	(1.09)		2.07	(0.77)		(16.25)
Diluted earnings (loss) per share available to shareholders	$(0.99)		$2.70	$(0.75)		$(17.13)

1 The assumed settlement of shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted earnings (loss) per share.